Goodwill and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Goodwill [Line Items]
Goodwill		¥ 342,324	¥ 382,756	¥ 336,203
Accumulated impairment losses		(10,171)	(10,141)	(296)
Beginning Balance		332,153	372,615	335,907
Acquired		33,370	34,319	83,751
Impairment		(2,785)	(30)	(9,845)
Other (net)	[1]	(21,560)	(74,751)	(37,198)
Goodwill		354,134	342,324	382,756
Accumulated impairment losses		(12,956)	(10,171)	(10,141)
Ending Balance		341,178	332,153	372,615
Corporate Financial Services
Goodwill [Line Items]
Goodwill		56,203	55,045	1,304
Accumulated impairment losses		(837)	(807)	(257)
Beginning Balance		55,366	54,238	1,047
Acquired		0	1,158	53,741
Impairment		0	(30)	(550)
Other (net)	[1]	0	0	0
Goodwill		56,203	56,203	55,045
Accumulated impairment losses		(837)	(837)	(807)
Ending Balance		55,366	55,366	54,238
Maintenance Leasing
Goodwill [Line Items]
Goodwill		282	282	282
Accumulated impairment losses		0	0	0
Beginning Balance		282	282	282
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill		282	282	282
Accumulated impairment losses		0	0	0
Ending Balance		282	282	282
Real Estate Segment
Goodwill [Line Items]
Goodwill		19,203	19,203	19,300
Accumulated impairment losses		(8,708)	(8,708)	0
Beginning Balance		10,495	10,495	19,300
Acquired		0	0	0
Impairment		0	0	(8,708)
Other (net)	[1]	(31)	0	(97)
Goodwill		19,172	19,203	19,203
Accumulated impairment losses		(8,708)	(8,708)	(8,708)
Ending Balance		10,464	10,495	10,495
Investment and Operation
Goodwill [Line Items]
Goodwill		66,946	43,841	26,250
Accumulated impairment losses		(39)	(39)	(39)
Beginning Balance		66,907	43,802	26,211
Acquired		26,316	29,365	17,967
Impairment		0	0	0
Other (net)	[1]	(11,342)	(6,260)	(376)
Goodwill		81,920	66,946	43,841
Accumulated impairment losses		(39)	(39)	(39)
Ending Balance		81,881	66,907	43,802
Retail
Goodwill [Line Items]
Goodwill		15,424	15,424	15,424
Accumulated impairment losses		0	0	0
Beginning Balance		15,424	15,424	15,424
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill		15,424	15,424	15,424
Accumulated impairment losses		0	0	0
Ending Balance		15,424	15,424	15,424
Overseas Business
Goodwill [Line Items]
Goodwill		184,266	248,961	273,643
Accumulated impairment losses		(587)	(587)	0
Beginning Balance		183,679	248,374	273,643
Acquired		7,054	3,796	12,043
Impairment		(2,785)	0	(587)
Other (net)	[1]	(10,187)	(68,491)	(36,725)
Goodwill		181,133	184,266	248,961
Accumulated impairment losses		(3,372)	(587)	(587)
Ending Balance		¥ 177,761	¥ 183,679	¥ 248,374

[1]	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications. In the Overseas Business segment, there was a decrease of ¥39,694 million during fiscal 2015 due to the partial sale of shares of STX Energy, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate.